Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
January 31, 2022
TIE-NPRT1-0422
1.863104.114
Common Stocks - 95.5%
	Shares	Value ($)
Australia - 1.7%
BHP Group Ltd.	39,216	1,246,510
Evolution Mining Ltd.	26,409	66,351
Imdex Ltd.	7,882	16,490
Macquarie Group Ltd.	3,439	449,517
National Australia Bank Ltd.	25,695	495,797
TOTAL AUSTRALIA		2,274,665
Austria - 0.3%
Erste Group Bank AG	9,632	450,205
Bailiwick of Jersey - 1.2%
Experian PLC	14,653	612,025
Ferguson PLC	2,337	367,588
Glencore Xstrata PLC	101,615	529,375
Integrated Diagnostics Holdings PLC (a)	31,625	41,475
TOTAL BAILIWICK OF JERSEY		1,550,463
Belgium - 1.1%
Anheuser-Busch InBev SA NV	7,014	442,170
Azelis Group NV	4,949	126,015
KBC Ancora	1,142	55,029
KBC Groep NV	6,937	603,306
UCB SA	2,252	224,086
TOTAL BELGIUM		1,450,606
Bermuda - 0.7%
Credicorp Ltd. (United States)	4,533	649,216
Shangri-La Asia Ltd. (b)	292,663	228,919
TOTAL BERMUDA		878,135
Canada - 6.9%
Barrick Gold Corp.	52,438	1,004,188
CAE, Inc. (b)	26,042	657,631
Canadian Natural Resources Ltd.	4,000	203,469
Canadian Pacific Railway Ltd.	24,568	1,757,632
Constellation Software, Inc.	522	899,060
Franco-Nevada Corp.	6,173	816,187
McCoy Global, Inc. (b)	7,000	4,075
Nutrien Ltd.	12,543	876,032
Richelieu Hardware Ltd.	11,013	433,017
Summit Industrial Income REIT	28,791	489,231
Suncor Energy, Inc.	19,294	551,279
The Toronto-Dominion Bank	19,000	1,521,764
TOTAL CANADA		9,213,565
Cayman Islands - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	6,076	764,300
Chlitina Holding Ltd.	4,200	31,943
JD.com, Inc.:
Class A (b)	2,659	100,780
sponsored ADR (b)	20,827	1,559,526
Li Ning Co. Ltd.	31,727	309,592
Meituan Class B (a)(b)	38,822	1,158,229
Tencent Holdings Ltd.	55,853	3,499,876
XP, Inc. Class A (b)	16,725	557,110
TOTAL CAYMAN ISLANDS		7,981,356
China - 3.6%
China Life Insurance Co. Ltd. (H Shares)	369,995	650,414
China Merchants Bank Co. Ltd. (H Shares)	96,214	804,169
Guangzhou Automobile Group Co. Ltd. (H Shares)	429,172	421,569
Haier Smart Home Co. Ltd. (A Shares)	269,800	1,190,691
Industrial & Commercial Bank of China Ltd. (H Shares)	1,949,757	1,181,252
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	6,500	331,926
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	78,000	236,712
TOTAL CHINA		4,816,733
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	47	168,831
Netcompany Group A/S (a)	634	46,576
ORSTED A/S (a)	1,224	130,411
SimCorp A/S	464	43,263
Spar Nord Bank A/S	2,488	35,779
Vestas Wind Systems A/S	13,746	371,972
TOTAL DENMARK		796,832
Finland - 0.5%
Kone OYJ (B Shares)	3,213	208,087
Musti Group OYJ	1,044	31,202
Sampo Oyj (A Shares)	9,167	454,984
TOTAL FINLAND		694,273
France - 7.3%
Air Liquide SA	3,235	553,377
ALTEN	577	94,112
AXA SA	23,368	740,088
BNP Paribas SA	13,510	964,471
Capgemini SA	1,178	264,834
Edenred SA	5,500	236,238
Laurent-Perrier Group SA	320	36,381
Lectra	1,894	81,316
Legrand SA	5,835	593,846
LISI	1,525	48,221
LVMH Moet Hennessy Louis Vuitton SE	2,334	1,917,095
Safran SA	4,440	537,547
Sanofi SA	10,681	1,116,827
Teleperformance	871	328,009
Total SA	25,101	1,427,430
Vetoquinol SA	572	83,997
VINCI SA	4,249	465,718
Vivendi SA (c)	16,164	211,835
TOTAL FRANCE		9,701,342
Germany - 5.4%
Bayer AG	5,827	354,013
CompuGroup Medical AG	419	27,772
CTS Eventim AG (b)	2,303	163,714
Deutsche Borse AG	2,021	359,238
Deutsche Post AG	8,517	512,558
Hannover Reuck SE	2,269	457,753
HeidelbergCement AG	3,091	215,098
Linde PLC	4,982	1,584,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,019	322,600
Nexus AG	1,420	100,663
Rheinmetall AG	2,041	213,386
RWE AG	8,522	359,477
SAP SE	3,967	497,704
Scout24 AG (a)	597	35,667
Siemens AG	6,139	974,696
Vonovia SE	17,313	986,075
TOTAL GERMANY		7,164,790
Greece - 0.6%
National Bank of Greece SA (b)	205,609	809,245
Hong Kong - 1.8%
AIA Group Ltd.	117,531	1,227,002
China Resources Beer Holdings Co. Ltd.	93,916	701,166
Hong Kong Exchanges and Clearing Ltd.	9,400	536,512
TOTAL HONG KONG		2,464,680
Hungary - 0.7%
Richter Gedeon PLC	33,772	890,121
India - 3.6%
Eicher Motors Ltd.	10,600	378,777
Embassy Office Parks (REIT)	9,900	49,029
Housing Development Finance Corp. Ltd.	25,495	870,453
Indian Energy Exchange Ltd. (a)	17,619	56,122
Kotak Mahindra Bank Ltd. (b)	8,145	204,282
Larsen & Toubro Ltd.	27,138	699,806
Reliance Industries Ltd.	1,800	58,045
Reliance Industries Ltd. sponsored GDR (a)	8,646	556,230
Shree Cement Ltd.	1,285	420,414
Solar Industries India Ltd.	12,445	388,642
State Bank of India	114,957	837,709
Voltas Ltd.	20,890	333,223
TOTAL INDIA		4,852,732
Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk	1,472,192	771,441
PT Bank Rakyat Indonesia (Persero) Tbk	490,151	139,514
PT United Tractors Tbk	248,999	402,592
TOTAL INDONESIA		1,313,547
Ireland - 1.2%
Cairn Homes PLC	17,998	25,204
CRH PLC	11,369	570,615
CRH PLC sponsored ADR	13,202	665,513
Irish Residential Properties REIT PLC	13,329	25,098
Ryanair Holdings PLC sponsored ADR (b)	2,546	284,185
TOTAL IRELAND		1,570,615
Israel - 0.1%
Ituran Location & Control Ltd.	2,285	54,977
Maytronics Ltd.	1,491	31,795
Strauss Group Ltd.	1,230	40,723
Tel Aviv Stock Exchange Ltd.	8,200	52,743
TOTAL ISRAEL		180,238
Italy - 1.4%
Assicurazioni Generali SpA	14,935	314,303
Enel SpA	62,984	484,763
Interpump Group SpA	7,048	435,239
Mediobanca SpA	34,189	391,690
Prada SpA	50,400	308,188
TOTAL ITALY		1,934,183
Japan - 13.1%
Ai Holdings Corp.	1,100	17,048
Aoki Super Co. Ltd.	1,000	24,846
Artnature, Inc.	2,200	13,411
Aucnet, Inc.	1,300	17,194
Azbil Corp.	18,400	722,710
Broadleaf Co. Ltd.	11,200	34,186
Central Automotive Products Ltd.	1,000	21,827
Curves Holdings Co. Ltd.	8,800	53,709
Daiichikosho Co. Ltd.	1,800	51,005
Daikokutenbussan Co. Ltd.	400	15,709
DENSO Corp.	6,295	469,819
Digital Hearts Holdings Co. Ltd.	1,900	28,625
FANUC Corp.	3,500	692,119
Fujitec Co. Ltd.	900	21,406
Fujitsu Ltd.	1,789	236,503
Funai Soken Holdings, Inc.	1,450	30,051
Goldcrest Co. Ltd.	2,460	38,567
Hitachi Ltd.	9,704	504,375
Hoya Corp.	9,897	1,283,328
Ibiden Co. Ltd.	2,916	162,947
Idemitsu Kosan Co. Ltd.	6,760	173,202
Itochu Corp.	14,578	468,340
JEOL Ltd.	1,600	87,236
Keyence Corp.	2,384	1,222,808
Kobayashi Pharmaceutical Co. Ltd.	700	54,511
Koshidaka Holdings Co. Ltd.	6,900	37,464
Kusuri No Aoki Holdings Co. Ltd.	500	29,827
Lasertec Corp.	3,250	729,097
Medikit Co. Ltd.	1,200	26,378
Minebea Mitsumi, Inc.	15,398	376,798
Miroku Jyoho Service Co., Ltd.	1,600	16,744
Misumi Group, Inc.	21,400	694,256
Mitsubishi Estate Co. Ltd.	8,670	124,869
Mitsubishi UFJ Financial Group, Inc.	95,207	577,076
Mitsuboshi Belting Ltd.	1,200	22,127
Mitsui Fudosan Co. Ltd.	6,257	134,133
Nabtesco Corp.	1,800	56,266
Nagaileben Co. Ltd.	2,900	52,981
Nihon Parkerizing Co. Ltd.	8,500	77,051
NS Tool Co. Ltd.	2,500	30,900
NSD Co. Ltd.	1,800	30,744
OBIC Co. Ltd.	2,003	330,939
ORIX Corp.	22,550	465,142
OSG Corp.	9,780	172,180
Paramount Bed Holdings Co. Ltd.	1,900	31,617
Poletowin Pitcrew Holdings, Inc.	1,900	15,584
ProNexus, Inc.	2,100	20,046
Recruit Holdings Co. Ltd.	30,881	1,526,405
Renesas Electronics Corp. (b)	17,750	203,713
San-Ai Oil Co. Ltd.	3,700	30,154
Shin-Etsu Chemical Co. Ltd.	3,469	580,396
Shiseido Co. Ltd.	2,776	140,033
SHO-BOND Holdings Co. Ltd.	8,080	353,826
Shoei Co. Ltd.	2,800	107,813
SK Kaken Co. Ltd.	120	38,927
SoftBank Group Corp.	5,610	248,520
Software Service, Inc.	400	20,368
Sony Group Corp.	4,399	492,109
Sumitomo Mitsui Financial Group, Inc.	12,910	465,031
Suzuki Motor Corp.	6,901	293,804
Techno Medica Co. Ltd.	500	6,943
The Monogatari Corp.	520	28,259
TIS, Inc.	1,100	28,931
Tocalo Co. Ltd.	2,800	34,026
Tokio Marine Holdings, Inc.	8,355	498,574
Tokyo Electron Ltd.	256	125,218
Toyota Motor Corp.	66,581	1,315,852
USS Co. Ltd.	15,900	259,499
Welcia Holdings Co. Ltd.	1,000	27,008
YAKUODO Holdings Co. Ltd.	1,100	22,306
Yamada Consulting Group Co. Ltd.	1,500	14,306
TOTAL JAPAN		17,359,722
Kenya - 0.2%
Safaricom Ltd.	653,205	212,177
Korea (South) - 3.6%
BGF Retail Co. Ltd.	238	32,236
Hyundai Motor Co.	2,167	349,227
POSCO	1,415	316,483
Samsung Electronics Co. Ltd.	54,560	3,393,118
Shinhan Financial Group Co. Ltd.	21,366	684,242
TOTAL KOREA (SOUTH)		4,775,306
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	11,575	343,824
Stabilus SA	382	25,724
TOTAL LUXEMBOURG		369,548
Mexico - 0.9%
CEMEX S.A.B. de CV sponsored ADR (b)	65,083	398,308
Grupo Financiero Banorte S.A.B. de CV Series O	62,737	397,626
Wal-Mart de Mexico SA de CV Series V	101,531	345,229
TOTAL MEXICO		1,141,163
Netherlands - 4.4%
Aalberts Industries NV	5,000	305,651
AerCap Holdings NV (b)	3,041	191,583
Airbus Group NV (b)	9,643	1,231,345
ASML Holding NV (Netherlands)	3,694	2,501,925
IMCD NV	1,745	300,175
NN Group NV	8,211	459,505
Universal Music Group NV	12,168	300,417
Yandex NV Series A (b)	11,004	528,852
TOTAL NETHERLANDS		5,819,453
New Zealand - 0.1%
Auckland International Airport Ltd. (b)	24,327	115,478
Norway - 0.3%
Adevinta ASA Class B (b)	11,179	117,283
Kongsberg Gruppen ASA	1,709	51,793
Medistim ASA	836	28,869
Sbanken ASA (a)	1,054	11,218
Schibsted ASA (B Shares)	6,521	170,889
Volue A/S (b)	4,000	23,843
TOTAL NORWAY		403,895
Russia - 1.1%
LUKOIL PJSC sponsored ADR	9,327	835,237
Sberbank of Russia sponsored ADR	42,922	602,109
TOTAL RUSSIA		1,437,346
Singapore - 0.4%
United Overseas Bank Ltd.	23,552	526,356
South Africa - 0.5%
Clicks Group Ltd.	7,320	140,178
Impala Platinum Holdings Ltd.	30,631	472,234
Thungela Resources Ltd. (b)	1,551	9,293
TOTAL SOUTH AFRICA		621,705
Spain - 1.5%
Amadeus IT Holding SA Class A (b)	13,362	918,774
Banco Santander SA (Spain)	176,248	618,032
Cellnex Telecom SA (a)	8,842	400,946
Fluidra SA	1,488	47,381
Unicaja Banco SA (a)	73,302	75,140
TOTAL SPAIN		2,060,273
Sweden - 2.8%
Addlife AB	6,422	184,767
AddTech AB (B Shares)	14,412	266,605
ASSA ABLOY AB (B Shares)	32,509	890,165
Atlas Copco AB (A Shares)	16,860	997,877
Epiroc AB (A Shares)	18,460	393,920
Hemnet Group AB (b)	2,173	39,193
Investor AB (B Shares)	21,276	461,943
INVISIO AB	1,743	22,411
John Mattson Fastighetsforetag (b)	1,400	25,753
Lagercrantz Group AB (B Shares)	18,897	213,887
Sandvik AB	7,416	195,297
Stillfront Group AB (b)	3,953	19,241
TOTAL SWEDEN		3,711,059
Switzerland - 4.9%
Nestle SA (Reg. S)	14,760	1,906,082
Novartis AG	4,743	412,117
Roche Holding AG (participation certificate)	5,243	2,029,038
Schindler Holding AG:
(participation certificate)	914	229,399
(Reg.)	107	26,843
Swiss Life Holding AG	390	251,008
Tecan Group AG	176	85,573
Temenos Group AG	1,110	133,050
UBS Group AG	36,836	687,728
Zurich Insurance Group Ltd.	1,519	726,550
TOTAL SWITZERLAND		6,487,388
Taiwan - 4.3%
Addcn Technology Co. Ltd.	3,462	28,555
ECLAT Textile Co. Ltd.	18,000	399,637
HIWIN Technologies Corp.	58,510	566,959
Taiwan Semiconductor Manufacturing Co. Ltd.	156,035	3,610,696
Unified-President Enterprises Corp.	143,000	350,766
Unimicron Technology Corp.	44,000	330,118
Yageo Corp.	25,000	426,406
TOTAL TAIWAN		5,713,137
United Kingdom - 5.6%
Alliance Pharma PLC	35,718	52,284
Anglo American PLC (United Kingdom)	14,108	621,958
AstraZeneca PLC (United Kingdom)	4,188	487,182
Avon Rubber PLC	2,295	35,278
Barratt Developments PLC	32,433	269,747
Beazley PLC (b)	19,958	132,505
Bodycote PLC	6,623	71,226
BP PLC	166,763	864,487
Clarkson PLC	1,644	73,171
Compass Group PLC	28,404	645,556
Dechra Pharmaceuticals PLC	6,890	387,005
DP Poland PLC (b)	95,157	7,024
Helios Towers PLC (b)	9,000	18,605
Howden Joinery Group PLC	6,529	72,031
Imperial Brands PLC	9,337	221,379
InterContinental Hotel Group PLC ADR (b)	4,315	287,552
Lloyds Banking Group PLC	739,551	513,228
Rightmove PLC	40,205	354,347
Shell PLC ADR	21,463	1,103,198
Spectris PLC	10,950	499,689
Spirax-Sarco Engineering PLC	1,357	244,607
Standard Chartered PLC (United Kingdom)	56,824	413,835
Ultra Electronics Holdings PLC	777	30,484
TOTAL UNITED KINGDOM		7,406,378
United States of America - 5.8%
Alphabet, Inc. Class A (b)	168	454,620
Autoliv, Inc.	2,966	293,753
Black Knight, Inc. (b)	2,276	169,790
Lam Research Corp.	1,299	766,306
Marsh & McLennan Companies, Inc.	5,278	810,912
MasterCard, Inc. Class A	1,477	570,683
Moody's Corp.	1,932	662,676
Morningstar, Inc.	382	109,791
MSCI, Inc.	1,236	662,644
NICE Systems Ltd. sponsored ADR (b)	2,110	540,287
Otis Worldwide Corp.	2,418	206,570
PriceSmart, Inc.	2,126	151,818
ResMed, Inc.	3,253	743,636
S&P Global, Inc.	1,686	700,061
Sherwin-Williams Co.	1,745	499,960
Visa, Inc. Class A	1,570	355,087
TOTAL UNITED STATES OF AMERICA		7,698,594
TOTAL COMMON STOCKS (Cost $97,811,787)		126,847,304

Preferred Stocks - 2.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	577	85,777
Nonconvertible Preferred Stocks - 2.0%
Brazil - 1.6%
Ambev SA sponsored ADR	152,403	431,300
Itau Unibanco Holding SA	142,026	677,486
Petroleo Brasileiro SA - Petrobras sponsored ADR	70,856	945,928
		2,054,714
Germany - 0.4%
Porsche Automobil Holding SE (Germany)	5,308	497,089
Sartorius AG (non-vtg.)	176	95,018
		592,107
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,646,821
TOTAL PREFERRED STOCKS (Cost $2,167,109)		2,732,598

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	4,441,006	4,441,895
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	132,287	132,300
TOTAL MONEY MARKET FUNDS (Cost $4,574,191)		4,574,195

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $104,553,087)	134,154,097
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,351,836)
NET ASSETS - 100.0%	132,802,261

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,512,014 or 1.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,777 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	2,208,399	33,774,855	31,541,359	638	-	-	4,441,895	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	134,750	36,772	39,222	26	-	-	132,300	0.0%
Total	2,343,149	33,811,627	31,580,581	664	-	-	4,574,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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